Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Deferred Compensation
Balance at Dec. 31, 2009	$ 1,675,470	$ 0	$ 32,629	$ 2,568,652	$ (924,500)	$ (1,311)
Balance, (Shares) at Dec. 31, 2009	0	0	32,628,969	0	0	0
Deferred compensation realized	1,311	0	0	0	0	1,311
Stock options granted for services	49,293	0	0	49,293	0	0
Share based compensation	25,243	0	0	25,243	0	0
Shares issued for services to employees	13,053	0	282	12,771	0	0
Shares issued for services to employees, (Shares)	0		281,787	0	0	0
Shares issued for services to third parties	67,397	0	300	74,700	0	(7,603)
Shares issued for services to third party, (Shares)	0		300,000	0	0	0
Net Loss	(1,167,070)	0	0	0	(1,167,070)	0
Balance at Dec. 31, 2010	664,697	0	33,211	2,730,659	(2,091,570)	(7,603)
Balance, (Shares) at Dec. 31, 2010	0	0	33,210,756	0	0	0
Deferred compensation realized	7,603	0	0	0	0	7,603
Stock options granted for services	321,281	0	0	321,281	0	0
Share based compensation	88,710	0	0	88,710	0	0
Shares issued for services to employees	0	0	249	(249)	0	0
Shares issued for services to employees, (Shares)	0	0	248,848	0	0	0
Shares issued for services to third party, (Shares)	0		10,000	0	0	0
Shares issued for services to third party	20,800	0	10	20,790	0	0
Shares and warrants issued for cash ($2/Sh, less stock offering costs)	7,915,700	0	4,250	7,911,450	0	0
Shares and warrants issued for cash ($2/Sh, less stock offering costs), (Shares)	0		4,250,000	0	0	0
Shares issued in exchange for warrants ($2.50/sh, less stock offering costs)	88,125	0	38	88,087	0	0
Shares issued in exchange for warrants ($2.50/sh, less stock offering costs), (Shares)	0		37,500	0	0	0
Shares issued in exchange for convertible note payable	71,959	0	823	71,136	0	0
Shares issued in exchange for convertible note payable, (Shares)	0	0	823,157	0	0	0
Net Loss	(3,631,173)	0	0	0	(3,631,173)	0
Balance at Dec. 31, 2011	$ 5,547,701	$ 0	$ 38,580	$ 11,231,864	$ (5,722,743)	$ 0
Balance, (Shares) at Dec. 31, 2011	0	0	38,580,261	0	0	0